Condensed Consolidated Statements of Financial Position (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Non-current assets
Property and equipment	$ 644	$ 569
Intangible assets	83,076	25,419
Right-of-use assets	1,896	1,465
Other non-current assets	40	0
Deferred tax asset	6,104	7,028
Total non-current assets	91,760	34,481
Current assets
Trade and other receivables	8,956	5,497
Cash and cash equivalents	31,102	51,047
Total current assets	40,058	56,544
Total assets	131,818	91,025
Equity
Share capital	0	0
Capital reserve	63,711	55,953
Share options and warrants reserve	2,901	2,442
Foreign exchange translation reserve	(10,210)	(2,282)
Retained earnings	28,550	23,796
Total equity	84,952	79,909
Non-current liabilities
Deferred consideration	4,664	0
Contingent consideration	9,540	0
Lease liability	1,702	1,286
Deferred tax liability	3,584	0
Total non-current liabilities	19,490	1,286
Current liabilities
Trade and other payables	5,343	3,291
Deferred consideration	2,745	0
Contingent consideration	12,218	0
Other liability	165	0
Borrowings	6,107	5,944
Lease liability	420	393
Income tax payable	378	202
Total current liabilities	27,376	9,830
Total liabilities	46,866	11,116
Total equity and liabilities	$ 131,818	$ 91,025